Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Schedule of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses:
	December 31
	2023	2022
	in USD thousands

Value Added Tax authorities	15	6
Advances to suppliers	76	152
Other	17	3
	108	161

Schedule of Trade Accounts Payable	Trade:
	December 31
	2023	2022
	in USD thousands
Accounts payable:
In Sweden	29	16
Overseas	21	59
	50	75
Payroll and related expenses	354	247
Accrued expenses	364	258
Other	239	228
	957	733

Schedule of Information about Geographical Areas of Non Current Assets	Information about geographical areas of non current assets
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	27	522	87	636
Right-of-use assets, net	90	-	-	90
Investments in a joint venture accounted for using the equity method	527	-	-	527
Total	644	522	87	1,253

Schedule of Revenues	Revenues
	Year ended December 31
	2023	2022	2021
	in USD thousands

Revenues	306	26	31
	306	26	31

Schedule of Research and Development Expenses	Research and development expenses:
	Year ended December 31
	2023	2022	2021
	in USD thousands

Payroll and related expenses	579	606	540
Loss on abandonment of fixed assets*	-	278	-
Depreciation	95	114	140
	674	998	680
Less – grants received	(155)	(100)	(10)
	519	898	670
*	See note 7.

Schedule of Selling and Marketing Expenses	Selling and marketing expenses:
	Year ended December 31
	2023	2022	2021
	in USD thousands

Payroll and related expenses	157	190	337
Overseas travels	165	192	56
Other	53	79	92
	375	461	485

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31
	2023	2022	2021
	In USD thousands

Payroll and related expenses	705	658	824
Professional services	509	568	431
Depreciation	75	96	116
Other	475	937	538
	1,764	2,259	1,909

Schedule of Financial Expenses	Financial income and expenses:
	Year ended December 31
	2023	2022	2021
	In USD thousands

Financial income
Foreign currencies exchange gain, net	197	763	792
Interest on short term deposits	405	2	-
Finance income	602	765	792
Financial expenses
Bank commissions	(10)	(11)	(16)
Interest on long term loans and lease liability	(45)	(48)	(53)
Financial expenses	(55)	(59)	(69)
Financial income,, net	547	706	723